INVENTORY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement Location [Line Items]
Raw materials	$ 72	$ 68
Finished goods	69	74
Operating and maintenance supplies	79	82
Inventory	220	224
Inventory provision	20	14
Loss on disposal of assets
Income Statement Location [Line Items]
Change in inventory provision	2	4
Cost of sales
Income Statement Location [Line Items]
Change in inventory provision	$ 4	$ 0